                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-21534
                                   ------------


              RIVERSOURCE VARIABLE PORTFOLIO - SELECT SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 Ameriprise Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    12/31
                         --------------
Date of reporting period:    6/30
                         --------------

    Semiannual Report

                                                       RIVERSOURCE [LOGO] (SM)
                                                             INVESTMENTS


    RIVERSOURCE (SM)
    VARIABLE PORTFOLIO - CORE EQUITY FUND

------------------------------------------------------------------------------

    SEMIANNUAL REPORT FOR THE
    PERIOD ENDED JUNE 30, 2006

------------------------------------------------------------------------------

 >  RIVERSOURCE VARIABLE PORTFOLIO -
    CORE EQUITY FUND SEEKS TO PROVIDE
    SHAREHOLDERS WITH LONG-TERM GROWTH
    OF CAPITAL.


    THIS FUND IS CLOSED TO NEW INVESTORS.
    Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning
    IDS Life Variable Annuity Fund A or IDS Life Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

TABLE OF CONTENTS

Questions & Answers with Portfolio Management ...............................2

Investments in Securities ...................................................6

Financial Statements .......................................................14

Notes to Financial Statements ..............................................17

Fund Expenses Example ......................................................25

Approval of Investment Management Services Agreement .......................26

Proxy Voting ...............................................................26

Results of Meeting of Shareholders .........................................27


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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT - 1
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

QUESTIONS & ANSWERS

                           WITH PORTFOLIO MANAGEMENT

Below, the Fund's portfolio managers, Bob Ewing and Nick Thakore, discuss RiverSource Variable Portfolio - Core Equity Fund's performance and positioning for the six months ended June 30, 2006.

Q: How did RiverSource Variable Portfolio - Core Equity Fund perform for the six months ended June 30, 2006?

A: RiverSource Variable Portfolio - Core Equity Fund rose 1.71% for the six months ended June 30, 2006. The Fund's benchmarks, the Russell 1000(R) Index (Russell Index) and the Standard & Poor's 500 Index (S&P 500 Index) returned 2.76% and 2.71%, respectively, for the period. The Lipper Large-Cap Core Funds Index, representing the Fund's peer group, advanced 2.17% over the same time frame.

Q:    What factors most significantly affected the Fund's performance?

A: The Fund benefited from its sector weightings relative to the Russell Index, but the negative effect of stock selection outweighed the positive impact. By sector, information technology and consumer discretionary were the largest contributors. Telecommunication services, industrials and financials notably detracted.

                            PERFORMANCE COMPARISON
                 For the six-month period ended June 30, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

RiverSource VP - Core Equity Fund                       +1.71%
Russell 1000(R) Index(1) (unmanaged)                    +2.76%
S&P 500 Index(2) (unmanaged)                            +2.71%
Lipper Large-Cap Core Funds Index(3)                    +2.17%

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The total returns shown do not reflect expenses that apply to the variable account or annuity contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (800) 862-7919.

(1) The Russell 1000(R) Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(2) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

(3) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

The indices do not reflect the effects of expenses (excluding Lipper).

It is not possible to invest directly in an index.


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2 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT
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

QUESTIONS & ANSWERS

      The information technology sector underperformed the Russell Index during the period, as evidenced by Microsoft's sizable reduction in earnings guidance. Although we added value in both sector and stock selection, one of the Fund's largest individual detractors was an overweight position relative to the Russell Index in telecommunications equipment vendor Lucent Technology. Despite declining fundamentals, we feel Lucent has the potential for powerful synergies as a result of a pending merger.

      Within the consumer discretionary sector, stock selection contributed positively as sector allocation was roughly neutral. The Fund's allocation within consumer discretionary to media and cable industries was particularly beneficial this quarter. Two notable contributors were French media conglomerate Vivendi and News Corp., an international media conglomerate.

      The Fund remained overweight in the telecommunications sector, specifically in the wireless services, where, in our opinion, we see the unique combination of a powerful industry trend, high free cash flow yields and a high growth rate. This allocation helped us during the period, but negative stock selection more than offset the gains. The main detractors were telecommunications company Sprint Nextel which experienced some deterioration in fundamentals, and emerging wireless company Orascom Telecom.

      While stock selection was poor in the industrials and financials sectors, sector allocation was the main detractor to performance. In industrials, the Fund's underweight relative to the Russell Index detracted, as the sector continued to advance despite slowdown fears during the period. The Fund's underweight in financials relative to the Russell Index also hurt as the sector outperformed on the perception that the Federal Reserve Board was nearing completion of their interest rate increases.

Q:    What changes did you make to the portfolio during the period?

A: We continued to reduce the Fund's energy position as a result of global inventory concerns. We also reduced exposure to materials and industrials as these sectors are more dependent on the overall economy, which may be in the late innings of expansion. We increased the portfolio's technology weighting. Technology underperformed through the six-month period but we have been adding selectively to companies which we believe have attractive risk reward profiles. The story is similar for the health care sector, where we added to current holding Boston Scientific and introduced UnitedHealth Group to the portfolio.


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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT - 3
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

QUESTIONS & ANSWERS

Q:    How are you positioning the Fund going forward?

A: The U.S. remains fairly far along in the current economic growth phase, leading us to believe there is potential for more economic weakness than we have seen so far in this cycle. We believe corporate earnings growth may continue to slow. Consequently, we prefer companies that are less dependent on the economy and, therefore, better able to control their own destinies, no matter the state of the economy. The Federal Reserve extended its string of interest rate increases in the first half of 2006, but has indicated that future rate moves will depend on incoming economic data. A potential change in Fed policy to a period of interest rate stability or even short-term rates cuts suggests that even greater attentiveness and caution may be warranted for the remainder of 2006.

      Compared to small- and mid-cap stocks, large stocks still appear inexpensive and we continue to identify attractive opportunities in the large-cap segment. Given our economic outlook and the recent market volatility, we have maintained our emphasis on higher quality companies.

      Although this six-month period was difficult for the Fund, we believe that our multi-strategy management approach may deliver strong results over time. We manage one-third of the portfolio using a value strategy and one-third using a growth strategy. The remaining third is team-managed and is driven by individual stocks selected by our analysts in their specific areas of expertise. We believe the multi-strategy approach capitalizes on our strongest investment capabilities and positions the Fund to benefit in a variety of market environments.


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4 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT
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

QUESTIONS & ANSWERS

------------------------------------------------------------------------------
SECTOR COMPOSITION*                                                         <
------------------------------------------------------------------------------

Percentage of portfolio assets at June 30, 2006

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                      18.5%
Information Technology                          14.6%
Health Care                                     13.8%
Consumer Discretionary                          12.2%
Telecommunication Services                      10.1%
Consumer Staples                                 8.8%
Energy                                           8.4%
Industrials                                      7.9%
Materials                                        2.4%
Utilities                                        2.4%
Short-Term Securities                            0.9%

* Sectors can be comprised of several industries. Please refer to the section entitled "Investments in Securities" for a complete listing. No single industry exceeds 25% of portfolio assets.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

------------------------------------------------------------------------------
THE TEN LARGEST HOLDINGS                                                    <
------------------------------------------------------------------------------

                                        PERCENT                   VALUE
                                 (OF PORTFOLIO ASSETS)      (AT JUNE 30, 2006)
Sprint Nextel (Diversified
Telecommunication Services)               3.5%                 $ 14,798,996
------------------------------------------------------------------------------
Exxon Mobil (Oil, Gas &
Consumable Fuels)                         3.2                    13,730,865
------------------------------------------------------------------------------
NTL (Media)                               3.0                    12,909,680
------------------------------------------------------------------------------
Pfizer (Pharmaceuticals)                  2.7                    11,637,553
------------------------------------------------------------------------------
General Electric
(Industrial Conglomerates)                2.5                    10,681,281
------------------------------------------------------------------------------
Bank of America
(Commercial Banks)                        2.2                     9,535,776
------------------------------------------------------------------------------
American Intl Group
(Insurance)                               2.0                     8,730,896
------------------------------------------------------------------------------
Cisco Systems
(Communications
Equipment)                                1.9                     8,210,530
------------------------------------------------------------------------------
Citigroup (Diversified
Financial Services)                       1.9                     7,933,550
------------------------------------------------------------------------------
Altria Group (Tobacco)                    1.8                     7,864,500
------------------------------------------------------------------------------

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

The 10 holdings listed here make up 24.7% of portfolio assets.

------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                                <
------------------------------------------------------------------------------

AT JUNE 30, 2006

------------------------------------------------------------------------------
6 months*                                                               +1.71%
------------------------------------------------------------------------------
1 year                                                                  +6.14%
------------------------------------------------------------------------------
Since inception (9/10/04)                                               +8.54%
------------------------------------------------------------------------------

*     Not annualized.


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RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT - 5
------------------------------------------------------------------------------

INVESTMENTS IN SECURITIES

RiverSource Variable Portfolio - Core Equity Fund

JUNE 30, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

-----------------------------------------------------------------------
COMMON STOCKS (99.0%)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
AEROSPACE & DEFENSE (3.1%)
Boeing                                    37,845           $  3,099,884
DRS Technologies                           1,532                 74,685
General Dynamics                           8,243                539,587
Goodrich                                  24,630                992,343
Honeywell Intl                            88,844              3,580,413
L-3 Communications Holdings                5,500                414,810
Lockheed Martin                           25,949              1,861,581
Northrop Grumman                          15,447                989,535
United Technologies                       24,126              1,530,071
                                                           ------------
Total                                                        13,082,909
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                 5,997                493,733
-----------------------------------------------------------------------

AIRLINES (0.2%)
UAL                                       24,716(b)             766,690
-----------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                         968                 10,784
Goodyear Tire & Rubber                     2,392(b)              26,551
Johnson Controls                           2,387                196,259
                                                           ------------
Total                                                           233,594
-----------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor                                22,913                158,787
General Motors                            15,922                474,316
Harley-Davidson                            2,577                141,452
                                                           ------------
Total                                                           774,555
-----------------------------------------------------------------------

BEVERAGES (1.7%)
Anheuser-Busch Companies                   9,500                433,105
Brown-Forman Cl B                          1,090                 78,142
Coca-Cola                                 49,498              2,129,404
Coca-Cola Enterprises                      3,904                 79,524
Constellation Brands Cl A                  2,567(b)              64,175
Molson Coors Brewing Cl B                    766                 51,996
Pepsi Bottling Group                       1,756                 56,455
PepsiCo                                   75,796              4,550,793
                                                           ------------
Total                                                         7,443,594
-----------------------------------------------------------------------

BIOTECHNOLOGY (1.9%)
Amgen                                     60,223(b)           3,928,345
Biogen Idec                               39,923(b)           1,849,633

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
BIOTECHNOLOGY (CONT.)
Genentech                                 18,612(b)        $  1,522,462
Gilead Sciences                           12,318(b)             728,733
MedImmune                                  3,931(b)             106,530
                                                           ------------
Total                                                         8,135,703
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard Companies                3,699                160,056
Masco                                     14,646                434,107
                                                           ------------
Total                                                           594,163
-----------------------------------------------------------------------

CAPITAL MARKETS (2.8%)
Bank of New York                          34,643              1,115,505
Bear Stearns Companies                       734                102,819
BlackRock Cl A                             3,852                536,083
Franklin Resources                        19,773              1,716,494
Goldman Sachs Group                        2,680                403,152
KKR Private Equity
   Investors LP Unit                      21,804(b)             477,508
Legg Mason                                 1,913                190,382
Lehman Brothers Holdings                  31,712              2,066,037
Merrill Lynch & Co                        21,896              1,523,086
Morgan Stanley                            38,002              2,402,105
Natl Financial Partners                   14,371                636,779
State Street                              11,230                652,351
                                                           ------------
Total                                                        11,822,301
-----------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                   2,778                177,570
Dow Chemical                              43,474              1,696,790
Eastman Chemical                           7,075                382,050
Ecolab                                     2,141                 86,882
EI du Pont de Nemours & Co                11,308                470,413
Hercules                                   1,578(b)              24,080
Intl Flavors & Fragrances                  1,083                 38,165
Lyondell Chemical                         15,245                345,452
Monsanto                                   3,311                278,753
PPG Inds                                   2,032                134,112
Praxair                                    3,967                214,218
Rohm & Haas                                1,770                 88,712
RPM Intl                                   9,102                163,836
Sigma-Aldrich                                890                 64,650
                                                           ------------
Total                                                         4,165,683
-----------------------------------------------------------------------

See accompanying notes to investments in securities.


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6 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
COMMERCIAL BANKS (5.0%)
Bank of America                          198,249           $  9,535,776
BB&T                                       3,291                136,873
Commerce Bancorp                          16,665                594,441
Fifth Third Bancorp                        3,415                126,184
ICICI Bank ADR                             2,393(c)              56,594
Natl City                                  3,364                121,743
PNC Financial Services Group              22,079              1,549,283
Regions Financial                          2,805                 92,902
SunTrust Banks                             2,279                173,797
US Bancorp                                57,542              1,776,897
Wachovia                                  46,288              2,503,255
Wells Fargo & Co                          72,432              4,858,739
                                                           ------------
Total                                                        21,526,484
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.3%)
Allied Waste Inds                          2,759(b)              31,342
Apollo Group Cl A                          1,728(b)              89,286
Avery Dennison                             4,062                235,840
Cendant                                   37,574                612,079
Cintas                                     1,693                 67,314
Monster Worldwide                          1,566(b)              66,806
Robert Half Intl                           2,218                 93,156
Waste Management                           6,884                246,998
                                                           ------------
Total                                                         1,442,821
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.9%)
Alcatel                                   60,701(b,c)           770,155
CBS Cl B                                  16,574                448,327
Cisco Systems                            420,406(b)           8,210,530
Corning                                   21,070(b)             509,683
Investcom LLC GDR                         36,872(b,c)           707,205
Juniper Networks                           4,599(b)              73,538
Lucent Technologies                    1,681,412(b)           4,069,017
Motorola                                 219,823              4,429,433
Nortel Networks                          621,760(b,c)         1,392,742
Sonus Networks                            81,042(b)             401,158
                                                           ------------
Total                                                        21,011,788
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.7%)
Apple Computer                             7,310(b)             417,547
Dell                                     120,880(b)           2,950,681
EMC                                      125,742(b)           1,379,390
Hewlett-Packard                          116,433              3,688,597
Intl Business Machines                    35,912              2,758,760
SanDisk                                    2,852(b)             145,395
Sun Microsystems                          42,667(b)             177,068
                                                           ------------
Total                                                        11,517,438
-----------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
CONSTRUCTION MATERIALS (--%)
Vulcan Materials                           1,234           $     96,252
-----------------------------------------------------------------------

CONSUMER FINANCE (1.1%)
American Express                          33,732              1,795,217
Capital One Financial                     27,470              2,347,311
SLM                                        7,703                407,643
                                                           ------------
Total                                                         4,550,171
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                       1,422                 52,671
Bemis                                      1,388                 42,501
Pactiv                                     2,046(b)              50,639
Sealed Air                                 1,112                 57,913
Temple-Inland                             15,045                644,978
                                                           ------------
Total                                                           848,702
-----------------------------------------------------------------------

DISTRIBUTORS (--%)
Aventine Renewable Energy                    860(b)              33,454
Genuine Parts                              2,125                 88,528
                                                           ------------
Total                                                           121,982
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.8%)
Citigroup                                164,460              7,933,550
Consumer Discretionary
   Select Sector SPDR Fund                 2,416                 80,670
JPMorgan Chase & Co                       92,486              3,884,412
Materials Select Sector
   SPDR Trust                              6,527                209,517
                                                           ------------
Total                                                        12,108,149
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (6.0%)
AT&T                                      43,079              1,201,473
BellSouth                                 82,837              2,998,699
Chunghwa Telecom ADR                      22,714(c)             419,528
Citizens Communications                   12,737                166,218
Embarq                                    79,316(b)           3,251,163
FastWeb                                    1,861(b,c)            80,880
Qwest Communications Intl                 48,821(b)             394,962
Sprint Nextel                            740,320             14,798,996
Tele Norte Leste Participacoes             5,800(c)             157,865
Verizon Communications                    72,387              2,424,241
                                                           ------------
Total                                                        25,894,025
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Allegheny Energy                           2,141(b)              79,367
Ameren                                     2,610                131,805
American Electric Power                    5,038                172,552
CenterPoint Energy                         4,000                 50,000
Consolidated Edison                        3,138                139,453

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT - 7
------------------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
ELECTRIC UTILITIES (CONT.)
DTE Energy                                 2,335           $     95,128
Edison Intl                                4,180                163,020
Entergy                                   14,171              1,002,598
Exelon                                    29,957              1,702,455
FirstEnergy                                4,054                219,767
FPL Group                                  9,527                394,227
PG&E                                       4,340                170,475
Pinnacle West Capital                      1,258                 50,207
PPL                                       19,666                635,212
Progress Energy                            3,242                138,985
Southern                                  32,279              1,034,541
TECO Energy                                2,939                 43,909
TXU                                        5,688                340,086
Xcel Energy                               20,993                402,646
                                                           ------------
Total                                                         6,966,433
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.2%)
Cooper Inds Cl A                           1,202                111,690
Emerson Electric                           4,919                412,261
Rockwell Automation                        2,020                145,460
                                                           ------------
Total                                                           669,411
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                       4,835(b)             152,593
Flextronics Intl                          42,043(b,c)           446,496
Tektronix                                  1,102                 32,421
                                                           ------------
Total                                                           631,510
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Baker Hughes                               5,953                487,253
Cameron Intl                               6,039(b)             288,483
Halliburton                               19,583              1,453,255
Natl Oilwell Varco                         6,717(b)             425,320
Schlumberger                              21,963              1,430,012
TODCO Cl A                                 1,912                 78,105
Transocean                                 3,295(b)             264,654
Weatherford Intl                          25,371(b)           1,258,909
                                                           ------------
Total                                                         5,685,991
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.5%)
CVS                                       35,978              1,104,525
Safeway                                  115,581              3,005,106
SYSCO                                      7,593                232,042
Wal-Mart Stores                           37,689              1,815,479
Whole Foods Market                         1,791                115,770
                                                           ------------
Total                                                         6,272,922
-----------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland                     7,621           $    314,595
Cadbury Schweppes                         55,043(c)             530,782
Campbell Soup                             10,362                384,534
ConAgra Foods                              6,690                147,916
Dean Foods                                 1,772(b)              65,901
General Mills                             21,277              1,099,170
Hershey                                    5,188                285,703
HJ Heinz                                   4,140                170,651
Kellogg                                   48,675              2,357,329
McCormick & Co                             1,718                 57,639
Sara Lee                                   9,399                150,572
Tyson Foods Cl A                           3,244                 48,206
WM Wrigley Jr                              2,866                130,002
                                                           ------------
Total                                                         5,743,000
-----------------------------------------------------------------------

GAS UTILITIES (0.2%)
KeySpan                                    2,146                 86,698
Nicor                                        607                 25,191
NiSource                                   3,511                 76,680
ONEOK                                     16,013                545,083
Peoples Energy                               566                 20,325
                                                           ------------
Total                                                           753,977
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Bausch & Lomb                              3,243                159,037
Baxter Intl                               11,189                411,308
Boston Scientific                        282,726(b)           4,761,106
Fisher Scientific Intl                     1,456(b)             106,361
Medtronic                                 33,707              1,581,532
PerkinElmer                               15,410                322,069
St. Jude Medical                           4,722(b)             153,087
Stryker                                    9,394                395,581
                                                           ------------
Total                                                         7,890,081
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
Aetna                                     10,162                405,769
AMERIGROUP                                 4,180(b)             129,747
Cardinal Health                           47,742              3,071,243
CIGNA                                     18,583              1,830,611
Community Health Systems                   5,792(b)             212,856
HCA                                       12,430                536,355
HealthSouth                                9,374(b)              35,996
Humana                                    15,809(b)             848,943
Magellan Health Services                   3,884(b)             175,984
McKesson                                   2,275                107,562
Medco Health Solutions                     7,746(b)             443,691
UnitedHealth Group                       108,350              4,851,913
Universal Health Services Cl B             1,936                 97,303
                                                           ------------
Total                                                        12,747,973
-----------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
8 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
HOTELS, RESTAURANTS & LEISURE (0.7%)
Applebee's Intl                            3,999           $     76,861
Carnival Unit                              8,077                337,134
Harrah's Entertainment                     4,204                299,241
Kerzner Intl                               7,555(b,c)           598,960
Marriott Intl Cl A                        23,374                891,017
McDonald's                                19,090                641,424
Orient-Express Hotels Series A             2,369(c)              92,012
                                                           ------------
Total                                                         2,936,649
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Centex                                     1,509                 75,903
DR Horton                                  6,236                148,542
Fortune Brands                             1,799                127,747
Harman Intl Inds                           6,010                513,074
KB HOME                                      945                 43,328
Leggett & Platt                            2,434                 60,801
Lennar Cl A                                1,685                 74,763
Newell Rubbermaid                          3,493                 90,224
Pulte Homes                                2,630                 75,718
Snap-On                                      757                 30,598
Stanley Works                                970                 45,803
Whirlpool                                  1,008                 83,311
                                                           ------------
Total                                                         1,369,812
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.3%)
Clorox                                     1,957                119,318
Colgate-Palmolive                         35,883              2,149,392
Kimberly-Clark                             5,618                346,631
Procter & Gamble                         104,171              5,791,907
Spectrum Brands                          127,724(b)           1,650,194
                                                           ------------
Total                                                        10,057,442
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (--%)
AES                                        8,211(b)             151,493
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.8%)
General Electric                         324,068             10,681,281
Tyco Intl                                 40,794(c)           1,121,835
                                                           ------------
Total                                                        11,803,116
-----------------------------------------------------------------------

INSURANCE (4.2%)
ACE                                       51,958(c)           2,628,555
American Intl Group                      147,856              8,730,896
Aon                                       22,516                784,007
Arch Capital Group                        14,169(b,c)           842,489
Aspen Insurance Holdings                  57,034(c)           1,328,322
Chubb                                     19,525                974,298
Endurance Specialty Holdings               7,337(c)             234,784

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
INSURANCE (CONT.)
Hartford Financial
   Services Group                         14,410           $  1,219,086
Max Re Capital                            34,495(c)             753,371
Prudential Financial                       4,256                330,691
XL Capital Cl A                            4,712(c)             288,846
                                                           ------------
Total                                                        18,115,345
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                                 3,792(b)             146,675
eBay                                      14,178(b)             415,273
                                                           ------------
Total                                                           561,948
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
Google Cl A                                8,441(b)           3,539,565
Yahoo!                                    15,510(b)             511,830
                                                           ------------
Total                                                         4,051,395
-----------------------------------------------------------------------

IT SERVICES (0.9%)
Affiliated Computer
   Services Cl A                          17,232(b)             889,344
Automatic Data Processing                 22,862              1,036,792
Computer Sciences                          4,033(b)             195,359
First Data                                32,655              1,470,780
Fiserv                                       891(b)              40,416
Ness Technologies                          4,845(b,c)            52,084
Paychex                                    2,292                 89,342
Satyam Computer Services ADR               3,146(c)             104,258
                                                           ------------
Total                                                         3,878,375
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak                              3,617                 86,012
Mattel                                     8,519                140,649
                                                           ------------
Total                                                           226,661
-----------------------------------------------------------------------

MACHINERY (1.0%)
Caterpillar                               18,764              1,397,542
Danaher                                    2,965                190,709
Deere & Co                                 8,234                687,457
Dover                                      2,592                128,123
Eaton                                      1,818                137,077
Flowserve                                  6,719(b)             382,311
Illinois Tool Works                       11,998                569,905
Ingersoll-Rand Cl A                       11,906(c)             509,339
ITT Inds                                   4,289                212,306
Navistar Intl                                933(b)              22,961
Pall                                       1,621                 45,388
Parker Hannifin                            1,474                114,382
                                                           ------------
Total                                                         4,397,500
-----------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND - 2006 SEMIANNUAL REPORT - 9
------------------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
MEDIA (8.4%)
Cablevision Systems Cl A                  44,404           $    952,466
Clear Channel Communications               8,197                253,697
Comcast Cl A                              93,552(b)           3,062,892
Comcast Special Cl A                      43,884(b)           1,438,518
EchoStar Communications Cl A              19,772(b)             609,175
Liberty Global Cl A                      127,112(b)           2,732,908
Liberty Global Series C                   43,692(b)             898,744
Liberty Media Holding -
   Capital Series A                        3,913(b,d)           327,750
Liberty Media Holding -
   Interactive Cl A                       19,563(b,d)           337,649
News Corp Cl A                           226,565              4,345,517
NTL                                      518,461             12,909,680
Time Warner                              103,103              1,783,682
Viacom Cl B                               59,898(b)           2,146,744
Vivendi                                   77,512(c)           2,716,376
Walt Disney                               33,641              1,009,230
WorldSpace Cl A                           17,720(b)              63,438
                                                           ------------
Total                                                        35,588,466
-----------------------------------------------------------------------

METALS & MINING (0.8%)
Alcan                                      5,580(c)             261,925
Alcoa                                     16,748                541,965
Allegheny Technologies                     1,162                 80,457
Coeur d'Alene Mines                      175,945(b)             846,295
Freeport-McMoRan
   Copper & Gold Cl B                      2,264                125,448
Newmont Mining                            24,475              1,295,462
Nucor                                      3,820                207,235
Ternium ADR                                1,464(b,c)            35,385
United States Steel                        1,338                 93,821
                                                           ------------
Total                                                         3,487,993
-----------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Dollar General                             4,283                 59,876
Federated Department Stores               49,686              1,818,508
JC Penney                                  8,083                545,683
Kohl's                                     5,958(b)             352,237
Nordstrom                                 10,086                368,139
Target                                    58,285              2,848,388
                                                           ------------
Total                                                         5,992,831
-----------------------------------------------------------------------

MULTI-UTILITIES (0.6%)
CMS Energy                                 2,995(b)              38,755
Constellation Energy Group                 2,193                119,562
Dominion Resources                        20,579              1,539,104
Duke Energy                               15,233                447,394
Dynegy Cl A                                3,954(b)              21,628

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
MULTI-UTILITIES (CONT.)
Public Service Enterprise Group            3,081           $    203,716
Sempra Energy                              3,303                150,220
                                                           ------------
Total                                                         2,520,379
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.0%)
Anadarko Petroleum                         9,384                447,523
Apache                                     1,902                129,812
Ashland                                      915                 61,031
BP ADR                                     8,848(c)             615,909
Chesapeake Energy                         16,684                504,691
Chevron                                   81,387              5,050,877
ConocoPhillips                            79,983              5,241,286
Devon Energy                              10,060                607,725
El Paso                                    8,119                121,785
Exxon Mobil                              223,812             13,730,865
Hess                                      10,415                550,433
Kerr-McGee                                 8,652                600,016
Kinder Morgan                              1,303                130,157
Marathon Oil                               4,738                394,675
Murphy Oil                                 2,217                123,842
Newfield Exploration                       9,097(b)             445,207
Occidental Petroleum                       7,968                817,118
Royal Dutch Shell ADR                      7,132(c)             477,701
Williams Companies                         7,224                168,753
                                                           ------------
Total                                                        30,219,406
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                    9,391                213,645
Intl Paper                                20,477                661,407
Louisiana-Pacific                          1,525                 33,398
MeadWestvaco                               2,450                 68,429
Weyerhaeuser                              13,043                811,926
                                                           ------------
Total                                                         1,788,805
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Alberto-Culver                               981                 47,794
Avon Products                              5,516                170,996
Estee Lauder Companies Cl A                1,552                 60,016
                                                           ------------
Total                                                           278,806
-----------------------------------------------------------------------

PHARMACEUTICALS (7.1%)
AstraZeneca                               23,535(c)           1,420,445
Bristol-Myers Squibb                     182,816              4,727,622
Eli Lilly & Co                            12,120                669,872
GlaxoSmithKline ADR                        7,908(c)             441,266
Johnson & Johnson                         26,154              1,567,148
Merck & Co                                91,674              3,339,684
Novartis ADR                              24,577(c)           1,325,192

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
10 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------
l

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
PHARMACEUTICALS (CONT.)
Pfizer                                   495,848           $ 11,637,553
Roche Holding                              5,435(c)             898,498
Schering-Plough                          121,178              2,306,017
Teva Pharmaceutical Inds ADR              35,010(c)           1,105,966
Watson Pharmaceuticals                    15,953(b)             371,386
Wyeth                                     12,186                541,180
                                                           ------------
Total                                                        30,351,829
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Apartment Investment &
   Management Cl A                         6,718                291,897
Archstone-Smith Trust                      2,622                133,381
Boston Properties                          1,103                 99,711
Equity Office Properties Trust            14,663                535,346
Equity Residential                         3,698                165,412
HomeBanc                                  45,316                359,809
Kimco Realty                               2,612                 95,312
Plum Creek Timber                          2,266                 80,443
ProLogis                                   2,993                155,995
Public Storage                             1,082                 82,124
Vornado Realty Trust                       1,459                142,325
                                                           ------------
Total                                                         2,141,755
-----------------------------------------------------------------------

ROAD & RAIL (0.1%)
CSX                                        3,329                234,495
Norfolk Southern                           7,150                380,523
                                                           ------------
Total                                                           615,018
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Agere Systems                              8,707(b)             127,993
Analog Devices                             7,203                231,504
Applied Materials                         24,496                398,795
ASML Holding                              13,205(b,c)           267,005
Atmel                                      4,807(b)              26,679
Broadcom Cl A                              5,394(b)             162,090
Credence Systems                          10,779(b)              37,727
Cypress Semiconductor                     29,895(b)             434,673
Freescale Semiconductor Cl A              77,570(b)           2,249,530
Freescale Semiconductor Cl B              26,786(b)             787,508
Infineon Technologies ADR                 15,935(b,c)           177,835
Integrated Device Technology             141,169(b)           2,001,776
Intel                                    124,799              2,364,941
Maxim Integrated Products                  5,455                175,160
Silicon Laboratories                       3,965(b)             139,370
Texas Instruments                         31,151                943,564
                                                           ------------
Total                                                        10,526,150
-----------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
SOFTWARE (2.6%)
Activision                                 7,151(b)        $     81,378
Adobe Systems                             26,621(b)             808,214
BEA Systems                               15,975(b)             209,113
Cadence Design Systems                    38,222(b)             655,507
Compuware                                 38,996(b)             261,273
McAfee                                     3,104(b)              75,334
Mercury Interactive                        7,603(b)             265,763
Microsoft                                295,834              6,892,932
Oracle                                    65,740(b)             952,573
Symantec                                  37,768(b)             586,915
TIBCO Software                            49,797(b)             351,069
                                                           ------------
Total                                                        11,140,071
-----------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
AutoNation                                 1,802(b)              38,635
AutoZone                                     728(b)              64,210
Bed Bath & Beyond                          1,242(b)              41,197
Best Buy                                   6,513                357,173
Gap                                       14,764                256,894
Home Depot                                34,854              1,247,425
Lowe's Companies                           9,611                583,099
Office Depot                               3,634(b)             138,092
OfficeMax                                  1,036                 42,217
RadioShack                                 1,870                 26,180
Sherwin-Williams                           1,517                 72,027
Staples                                    8,957                217,834
TJX Companies                              6,323                144,544
Urban Outfitters                          33,633(b)             588,241
                                                           ------------
Total                                                         3,817,768
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach                                      3,582(b)             107,102
Jones Apparel Group                        1,523                 48,416
Liz Claiborne                              1,491                 55,256
Nike Cl B                                  2,326                188,406
VF                                         1,127                 76,546
                                                           ------------
Total                                                           475,726
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (2.0%)
Countrywide Financial                    104,975              3,997,448
Fannie Mae                                50,064              2,408,078
Freddie Mac                               33,394              1,903,792
Washington Mutual                          7,731                352,379
                                                           ------------
Total                                                         8,661,697
-----------------------------------------------------------------------

TOBACCO (1.9%)
Altria Group                             107,102              7,864,500
Reynolds American                          1,097                126,484
UST                                        2,115                 95,577
                                                           ------------
Total                                                         8,086,561
-----------------------------------------------------------------------

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 11
------------------------------------------------------------------------------

-----------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
-----------------------------------------------------------------------
ISSUER                                  SHARES                 VALUE(a)
WIRELESS TELECOMMUNICATION SERVICES (4.0%)
ALLTEL                                   116,032           $  7,406,323
Hutchison Telecommunications
   Intl ADR                               48,266(b,c)         1,154,040
Motient                                    6,471(b)              91,888
NeuStar Cl A                              13,572(b)             458,055
Orascom Telecom Holding GDR               50,291(c)           2,051,873
Partner Communications ADR                16,682(c)             136,959
Vodafone Group                         2,332,084(c)           4,969,872
Vodafone Group ADR                        46,767(c)             996,137
                                                           ------------
Total                                                        17,265,147
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $414,046,916)                                       $424,500,179
-----------------------------------------------------------------------

-----------------------------------------------------------------------
OPTIONS PURCHASED (0.1%)
-----------------------------------------------------------------------
ISSUER          CONTRACTS     EXERCISE     EXPIRATION          VALUE(a)
                               PRICE          DATE
PUTS
S&P 500            757          $123        Dec. 2006      $    200,605
S&P 500            293           125        Dec. 2006            93,760
-----------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $342,930)                                           $    294,365
-----------------------------------------------------------------------

-----------------------------------------------------------------------
SHORT-TERM SECURITIES (0.9%)
-----------------------------------------------------------------------
ISSUER               EFFECTIVE          AMOUNT                 VALUE(a)
                       YIELD          PAYABLE AT
                                       MATURITY
COMMERCIAL PAPER
Ciesco LP
     07-03-06            5.34%        $3,800,000           $  3,798,309
-----------------------------------------------------------------------

TOTAL SHORT-TERM SECURITIES
(Cost: $3,798,873)                                         $  3,798,309
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $418,188,719)(e)                                    $428,592,853
=======================================================================

See accompanying notes to investments in securities.


------------------------------------------------------------------------------
12 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOTES TO INVESTMENTS IN SECURITIES
------------------------------------------------------------------------------

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2006, the value of foreign securities represented 7.5% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At June 30, 2006, the cost of securities for federal income tax purposes was approximately $418,189,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $ 29,903,000
      Unrealized depreciation                                     (19,499,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                $ 10,404,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 13
------------------------------------------------------------------------------

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

RiverSource Variable Portfolio - Core Equity Fund

JUNE 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments in securities, at value (Note 1)
     (identified cost $418,188,719)                                                       $428,592,853
Foreign currency holdings (identified cost $11,856) (Note 1)                                    11,856
Dividends and accrued interest receivable                                                      651,125
Receivable for investment securities sold                                                    4,455,367
Unrealized appreciation on swap transactions, at value (Note 7)                                 34,777
-------------------------------------------------------------------------------------------------------
Total assets                                                                               433,745,978
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                 405,570
Dividends payable to shareholders                                                            2,453,147
Payable for investment securities purchased                                                  1,872,783
Unrealized depreciation on foreign currency contracts held, at value (Note 5)                    1,142
Accrued investment management services fee                                                     142,118
Other accrued expenses                                                                           7,127
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                            4,881,887
-------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                                        $428,864,091
=======================================================================================================

-------------------------------------------------------------------------------------------------------
REPRESENTED BY
-------------------------------------------------------------------------------------------------------
Capital stock -- $.01 par value (Note 1)                                                  $    441,805
Additional paid-in capital                                                                 402,425,878
Undistributed net investment income                                                              5,727
Accumulated net realized gain (loss)                                                        15,552,061
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies (Notes 5 and 7)     10,438,620
-------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock                  $428,864,091
=======================================================================================================
Shares outstanding                                                                          44,180,500
-------------------------------------------------------------------------------------------------------
Net asset value per share of outstanding capital stock                                    $       9.71
-------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------
14 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

RiverSource Variable Portfolio - Core Equity Fund

SIX MONTHS ENDED JUNE 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Income:
Dividends                                                                                 $  4,882,241
Interest                                                                                       187,092
     Less foreign taxes withheld                                                               (61,845)
-------------------------------------------------------------------------------------------------------
Total income                                                                                 5,007,488
-------------------------------------------------------------------------------------------------------
Expenses (Note 2):
Investment management services fee                                                             919,599
Compensation of board members                                                                    4,550
Custodian fees                                                                                  97,256
Printing and postage                                                                            11,830
Audit fees                                                                                      10,750
Other                                                                                              891
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               1,044,876
     Expenses waived/reimbursed by the Investment Manager and its affiliates (Note 2)         (119,706)
-------------------------------------------------------------------------------------------------------
                                                                                               925,170
     Earnings credits on cash balances (Note 2)                                                   (455)
-------------------------------------------------------------------------------------------------------
Total net expenses                                                                             924,715
-------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                              4,082,773
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on:
    Security transactions (Note 3)                                                          20,042,467
    Foreign currency transactions                                                               (5,575)
    Options contracts written (Note 6)                                                         309,799
    Swap transactions                                                                          (84,762)
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     20,261,929
Net change in unrealized appreciation (depreciation) on investments
    and on translation of assets and liabilities in foreign currencies                     (15,609,446)
-------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                                        4,652,483
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                           $  8,735,256
=======================================================================================================

See accompanying notes to financial statements.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 15
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

RiverSource Variable Portfolio - Core Equity Fund

                                                                           JUNE 30, 2006     DEC. 31, 2005
                                                                          SIX MONTHS ENDED     YEAR ENDED
                                                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------
OPERATIONS AND DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                            $   4,082,773     $   7,280,678
Net realized gain (loss) on investments                                       20,261,929        59,366,414
Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies      (15,609,446)      (36,116,809)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                8,735,256        30,530,283
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
     Net investment income                                                    (4,033,793)       (7,265,143)
     Net realized gain                                                       (63,295,532)       (1,409,628)
-----------------------------------------------------------------------------------------------------------
Total distributions                                                          (67,329,325)       (8,674,771)
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 4)
-----------------------------------------------------------------------------------------------------------
Proceeds from sales of shares                                                    531,514           867,944
Net asset value of shares issued in reinvestment of distributions             67,165,185         7,103,676
Payments for redemptions of shares                                           (46,234,748)      (92,341,520)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions             21,461,951       (84,369,900)
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                      (37,132,118)      (62,514,388)
Net assets at beginning of period                                            465,996,209       528,510,597
-----------------------------------------------------------------------------------------------------------
Net assets at end of period                                                $ 428,864,091     $ 465,996,209
===========================================================================================================
Undistributed (excess of distributions over) net investment income         $       5,727     $     (43,253)
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


------------------------------------------------------------------------------
16 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

RiverSource Variable Portfolio - Core Equity Fund

(Unaudited as to June 30, 2006)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of RiverSource Variable Portfolio - Select Series, Inc. (formerly AXP Variable Portfolio - Select Series, Inc.) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Variable Portfolio - Select Series, Inc. has 100 billion authorized shares of capital stock. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks.

You may not buy (nor will you own) shares of the Fund directly. You invest by owning an annuity contract and allocating your purchase payments to the variable account that invests in the Fund.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES

Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Pursuant to procedures adopted by the Board of Directors of the funds, Ameriprise Financial, Inc. (Ameriprise Financial) utilizes Fair Value Pricing
(FVP). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has actually caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the New York Stock Exchange. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following trading day. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the portfolio holdings such that shareholder transactions receive a fair net asset value. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 17
------------------------------------------------------------------------------

OPTION TRANSACTIONS

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

FUTURES TRANSACTIONS

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2006 foreign currency holdings were entirely comprised of Swiss francs.


------------------------------------------------------------------------------
18 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

TOTAL RETURN EQUITY SWAP TRANSACTIONS

The Fund may enter into swap agreements to earn the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement.

GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES

The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to the variable accounts. No provision for income or excise taxes is thus required. The Fund is treated as a separate entity for federal income tax purposes.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 19
------------------------------------------------------------------------------

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

DIVIDENDS

At June 30, 2006, dividends declared for the Fund payable July 3, 2006 are $0.06 per share.

Distributions to the variable accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

OTHER

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES

Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

For the six months ended June 30, 2006, the Investment Manager and its affiliates waived certain fees and expenses to 0.40%. The Investment Manager and its affiliates have agreed to waive certain fees and expenses indefinitely, unless terminated at the discretion of the Board, such that net expenses will not exceed 0.40% of the Fund's average daily net assets.

During the six months ended June 30, 2006, the Funds custodian fees were reduced by $455 as a result of earnings credits from overnight cash balances. The Fund also pays custodian fees to Ameriprise Trust Company, an affiliate of Ameriprise Financial.


------------------------------------------------------------------------------
20 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $189,813,158 and $231,461,007, respectively, for the six months ended June 30, 2006. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE/ACCUMULATION UNIT TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                               SIX MONTHS ENDED JUNE 30, 2006
------------------------------------------------------------------------------
Sold                                                        47,685
Issued for reinvested distributions                      6,651,404
Redeemed                                                (4,362,305)
------------------------------------------------------------------------------
Net increase (decrease)                                  2,336,784
------------------------------------------------------------------------------

                                                  YEAR ENDED DEC. 31, 2005
------------------------------------------------------------------------------
Sold                                                        78,976
Issued for reinvested distributions                        669,191
Redeemed                                                (8,581,898)
------------------------------------------------------------------------------
Net increase (decrease)                                 (7,833,731)
------------------------------------------------------------------------------

5. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2006, the Fund has a forward foreign currency exchange contract that obligates it to deliver currency at a specified future date. The unrealized appreciation and/or depreciation on this contract is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contract are as follows:

EXCHANGE DATE              CURRENCY TO     CURRENCY TO     UNREALIZED      UNREALIZED
                          BE DELIVERED     BE RECEIVED    APPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------
July 5, 2006                    86,540         109,542       $  --           $ 1,142
                European Monetary Unit     U.S. Dollar
---------------------------------------------------------------------------------------

6. OPTIONS CONTRACTS WRITTEN

                                                             CALLS
                                                   CONTRACTS         PREMIUMS
------------------------------------------------------------------------------
Balance Dec. 31, 2005                                  --           $      --
Opened                                                104             324,542
Closed                                               (104)           (324,542)
------------------------------------------------------------------------------
Balance June 30, 2006                                  --           $      --
------------------------------------------------------------------------------

See "Summary of significant accounting policies."


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 21
------------------------------------------------------------------------------

7. SWAP CONTRACTS

At June 30, 2006, the Fund had the following open total return equity swap contract:

                                        TERMINATION    NOTIONAL     UNREALIZED
                                           DATE         AMOUNT     APPRECIATION
--------------------------------------------------------------------------------
Receive total return on a basket of
securities and pay a floating rate
based on 1-month LIBOR plus 0.20%.
Counterparty: Citigroup                 May 7, 2007    $ 795,869      $ 34,777
--------------------------------------------------------------------------------

8. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other RiverSource funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the higher of the Federal Funds Effective Rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.07% per annum. The Fund had no borrowings outstanding during the six months ended June 30, 2006.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), the parent company of RiverSource Investments, LLC (RiverSource Investments), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. In connection with these matters, the SEC and MDOC issued orders (the Orders) alleging that AEFC violated certain provisions of the federal and Minnesota securities laws by failing to adequately disclose market timing activities by allowing certain identified market timers to continue to market time contrary to disclosures in mutual fund and variable annuity product prospectuses. The Orders also alleged that AEFC failed to implement procedures to detect and prevent market timing in 401(k) plans for employees of AEFC and related companies and failed to adequately disclose that there were no such procedures. Pursuant to the MDOC Order, the MDOC also alleged that AEFC allowed inappropriate market timing to occur by failing to have written policies and procedures and failing to properly supervise its employees.


------------------------------------------------------------------------------
22 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

As a result of the Orders, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. Pursuant to the terms of the Orders, AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to make presentations at least annually to its board of directors and the relevant mutual funds' board that include an overview of policies and procedures to prevent market timing, material changes to these policies and procedures and whether disclosures related to market timing are consistent with the SEC order and federal securities laws. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. In addition, AEFC agreed to complete and submit to the MDOC a compliance review of its procedures regarding market timing within one year of the MDOC Order, including a summary of actions taken to ensure compliance with applicable laws and regulations and certification by a senior officer regarding compliance and supervisory procedures.

Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 23
------------------------------------------------------------------------------

10. FINANCIAL HIGHLIGHTS

The table below shows certain important information for evaluating the Fund's results. On Sept. 10, 2004, the Fund acquired the assets of Fund A and Fund B, which were segregated asset accounts. For accounting and financial statement purposes, Fund B is the accounting survivor. The information since Sept. 10, 2004 relates to RiverSource Variable Portfolio - Core Equity Fund. The information prior to Sept. 10, 2004 relates to Fund B and is derived from its financial statements.

------------------------------------------------------------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES(a)
------------------------------------------------------------------------------------------------------------------------------------
Fiscal period ended Dec. 31,                2006(k)            2005            2004(b)         2004(c)      2004(d)   2003    2002
Net asset value, beginning of period     $ 11.14             $10.64         $ 10.00         $ 10.14       $10.14    $ 7.96  $10.53
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                 .10                .16             .05             .01          .06       .01    (.01)
Net gains (losses)
   (both realized and unrealized)            .14                .53             .64            (.15)         .49      2.17   (2.56)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations             .24                .69             .69            (.14)         .55      2.18   (2.57)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income        (.10)              (.16)           (.05)             --         (.05)       --      --
Distributions from realized gains          (1.57)              (.03)             --              --           --        --      --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                        (1.67)              (.19)           (.05)             --         (.05)       --      --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $  9.71             $11.14         $ 10.64         $ 10.00      $ 10.64    $10.14  $ 7.96
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)  $   429             $  466         $   529         $   296      $   529    $  337  $  314
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses
   to average daily net assets(e)            .40%(f),(g),(h)    .40%(f),(g)     .40%(h)        1.40%(h)      .99%     1.40%   1.40%
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
   to average daily net assets              1.78%(h)           1.48%           1.73%(h)         .11%(h)      .79%      .08%   (.17%)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate
   (excluding short-term securities)          42%               121%             45%             77%         135%      104%    187%
------------------------------------------------------------------------------------------------------------------------------------
Total return(e)                             1.71%(i),(j)       6.57%(i)        6.95%(i),(j)   (1.38%)(j)    5.42%    27.45% (24.47%)
------------------------------------------------------------------------------------------------------------------------------------

(a) For a share outstanding throughout the period. Rounded to the nearest cent. The per-share information for periods prior to Sept. 10, 2004 have been restated on a 2.793 to 1 exchange ratio to present such information on a comparable basis with the reorganization date net asset value of $10.00 per share.

(b) For the period from Sept. 10, 2004 (date the Fund became available) to Dec. 31, 2004.

(c)   For the period from Jan. 1, 2004 to Sept. 10, 2004.

(d)   For the period from Jan. 1, 2004 to Dec. 31, 2004.

(e) The total return and ratio of expenses for the Fund included management fee only for the periods since Sept. 10, 2004. Previous periods included both management and mortality and expense risk fees under Fund B. Total return does not reflect payment of a sales charge.

(f) The Investment Manager and its affiliates waived/reimbursed the Fund for certain expenses. Had they not done so, the annual ratios of expenses would have been 0.45% for the six months ended June 30, 2006 and 0.45% for the year ended Dec. 31, 2005.

(g) Expense ratio is based on total expense of the Fund before reduction of earnings credits on cash balances.

(h)   Adjusted to an annual basis.

(i) Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(j)   Not annualized.

(k)   Six months ended June 30, 2006 (Unaudited).


------------------------------------------------------------------------------
24 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

FUND EXPENSES EXAMPLE

(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by owning IDS Life Variable Annuity Fund A or IDS Life Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received by the authorized insurance company.

As a contract owner investing in the Fund, you incur ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the variable account or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts. In addition, if the expenses that apply to the variable account or the contract were included, your costs would have been higher.

                                             BEGINNING        ENDING         EXPENSES
                                           ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING     ANNUALIZED
                                           JAN. 1, 2006    JUNE 30, 2006   THE PERIOD(a)   EXPENSE RATIO
---------------------------------------------------------------------------------------------------------
Actual(b)                                     $1,000         $1,017.10         $2.01           .40%
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000         $1,022.94         $2.02           .40%
---------------------------------------------------------------------------------------------------------

(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b) Based on the actual return of +1.71% for the six months ended June 30, 2006.


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 25
------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

During the period covered by this report, RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), served as the investment manager to RiverSource funds under an Investment Management Services Agreement ("IMS Agreement").

The Board of Directors (the "Board") annually determines whether to continue the IMS Agreement and subadvisory agreements, as applicable, by evaluating the quality and level of services received and the costs associated with those services. The Board did not make the specific determination this year as each fund's IMS Agreement was approved by the vote of a majority of the outstanding voting securities of the funds at a shareholder meeting held on Feb. 15, 2006.

PROXY VOTING

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting www.riversource.com; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2006 is available without charge by visiting www.riversource.com; or searching the website of the SEC at www.sec.gov.


------------------------------------------------------------------------------
26 - RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT
------------------------------------------------------------------------------

RESULTS OF MEETING OF SHAREHOLDERS

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND

REGULAR MEETING OF SHAREHOLDERS HELD ON FEB. 15, 2006

(UNAUDITED)

A brief description of each proposal voted upon at the meeting and the votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each proposal is set forth below. A vote is based on total dollar interest in a fund.

ELECTION OF BOARD MEMBERS

                                         AFFIRMATIVE            WITHHOLD
-----------------------------------------------------------------------------
  Kathleen Blatz                        457,211,553.83       20,895,386.02
-----------------------------------------------------------------------------
  Arne H. Carlson                       457,453,717.39       20,653,222.46
-----------------------------------------------------------------------------
  Patricia M. Flynn                     457,732,598.12       20,374,341.73
-----------------------------------------------------------------------------
  Anne P. Jones                         457,454,161.07       20,652,778.78
-----------------------------------------------------------------------------
  Jeffrey Laikind                       457,422,715.50       20,684,224.35
-----------------------------------------------------------------------------
  Stephen R. Lewis, Jr.                 457,549,249.37       20,557,690.48
-----------------------------------------------------------------------------
  Catherine James Paglia                457,865,915.85       20,241,024.00
-----------------------------------------------------------------------------
  Vikki L. Pryor                        458,112,891.55       19,994,048.30
-----------------------------------------------------------------------------
  Alan K. Simpson                       453,534,339.64       24,572,600.21
-----------------------------------------------------------------------------
  Alison Taunton-Rigby                  456,216,026.17       21,890,913.68
-----------------------------------------------------------------------------
  William F. Truscott                   456,599,154.78       21,507,785.07
-----------------------------------------------------------------------------

AMEND THE ARTICLES OF INCORPORATION TO PERMIT THE BOARD TO ESTABLISH THE MINIMUM ACCOUNT VALUE AND TO CHANGE THE NAME OF THE CORPORATION

          AFFIRMATIVE             AGAINST           ABSTAIN      BROKER NON-VOTES
---------------------------------------------------------------------------------
         443,406,957.01        25,326,009.25      9,373,973.59         0.00
---------------------------------------------------------------------------------

APPROVE AN INVESTMENT MANAGEMENT SERVICES AGREEMENT WITH RIVERSOURCE INVESTMENTS, LLC

          AFFIRMATIVE             AGAINST           ABSTAIN      BROKER NON-VOTES
---------------------------------------------------------------------------------
         449,625,401.37        19,560,728.03      8,920,810.45        0.00
---------------------------------------------------------------------------------

APPROVE CHANGES IN FUNDAMENTAL INVESTMENT POLICIES

DIVERSIFICATION

          AFFIRMATIVE             AGAINST           ABSTAIN      BROKER NON-VOTES
---------------------------------------------------------------------------------
         448,770,677.18        22,800,590.06      6,535,672.61        0.00
---------------------------------------------------------------------------------

LENDING

          AFFIRMATIVE             AGAINST           ABSTAIN      BROKER NON-VOTES
---------------------------------------------------------------------------------
         444,752,135.75        23,064,680.08      10,290,124.02       0.00
---------------------------------------------------------------------------------

BORROWING

          AFFIRMATIVE             AGAINST           ABSTAIN      BROKER NON-VOTES
---------------------------------------------------------------------------------
         439,988,288.72        26,165,573.16      11,953,077.97       0.00
---------------------------------------------------------------------------------


------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
- 2006 SEMIANNUAL REPORT - 27
------------------------------------------------------------------------------

RIVERSOURCE (SM) VARIABLE PORTFOLIO - CORE EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


                        This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Variable Portfolio Funds are managed by RiverSource Investments, LLC and distributed by IDS Life Insurance Company, Member NASD. Insurance and annuities are issued by IDS Life Insurance Company. Both companies
RIVERSOURCE [LOGO] (SM) are part of Ameriprise Financial, Inc.
      INVESTMENTS
                                                               S-6350 C (8/06)

Item 2.    Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.    Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10.   Submission of matters to a vote of security holders. Not applicable.

Item 11.   Controls and Procedures.

           (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

           (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits.

           (a)(1) Not applicable for semi-annual reports.

           (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
           Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

           (a)(3) Not applicable.

           (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)             RiverSource Variable Portfolio - Select Series, Inc.



By                       /s/ William F. Truscott
                             -------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         September 1, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By                       /s/ William F. Truscott
                             -------------------
                             William F. Truscott
                             President and Principal Executive Officer

Date                         September 1, 2006


By                       /s/ Jeffrey P. Fox
                             -------------------
                             Jeffrey P. Fox
                             Treasurer and Principal Financial Officer

Date                         September 1, 2006